Subsequent events (Details) - USD ($) $ in Millions				1 Months Ended	3 Months Ended		9 Months Ended
	Oct. 19, 2018	Oct. 18, 2018	Oct. 17, 2018	Oct. 31, 2018	Sep. 30, 2018	Mar. 31, 2018	Sep. 30, 2018	Jan. 19, 2018
Amended and restated Cobre Panama Agreement - Fixed Payment Stream
Subsequent events
Amount funded by the company					$ 88.4		$ 247.8
Cumulative amount funded by the company					$ 974.4		$ 974.4
FNBC Credit Facility
Subsequent events
Proceeds from draw of Credit Facility						$ 20.0
Top | Amended and restated Cobre Panama Agreement - Fixed Payment Stream
Subsequent events
Deposit provided to acquiree								$ 1,000.0
Subsequent borrowings under credit facilities | Credit Facility
Subsequent events
Proceeds from draw of Credit Facility			$ 200.0	$ 200.0
Subsequent borrowings under credit facilities | Credit Facility | 30-day Libor
Subsequent events
Spread on variable rate (as a percent)			1.10%
Subsequent borrowings under credit facilities | FNBC Credit Facility
Subsequent events
Proceeds from draw of Credit Facility		$ 7.0
Subsequent borrowings under credit facilities | FNBC Credit Facility | 30-day Libor
Subsequent events
Spread on variable rate (as a percent)		1.35%
Asset acquisition subsequent to year-end | Amended and restated Cobre Panama Agreement - Fixed Payment Stream
Subsequent events
Amount funded by the company	$ 25.6
Cumulative amount funded by the company	1,000.0
Asset acquisition subsequent to year-end | Top | Amended and restated Cobre Panama Agreement - Fixed Payment Stream
Subsequent events
Deposit provided to acquiree	$ 1.0